Supplemental financial information - Prepaid expenses and other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid taxes on intercompany inventory profits	$ 667	[1]	$ 571	[1]
Other prepaid expenses and current assets	196		234
Prepaid expenses and other current assets	$ 863		$ 805

[1]	See Note 7 for additional details.